WBI BullBear Trend Switch US 3000 Total Return ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENT - 136.5%
6,799,451	U.S. Bank Money Market Deposit Account, 1.50%	$6,799,451
	TOTAL SHORT TERM INVESTMENT (Cost $6,799,451)	6,799,451

	TOTAL INVESTMENTS - 136.5% (Cost $6,799,451)	6,799,451
	Liabilities in Excess of Other Assets - (36.5)%	(1,816,375)
	NET ASSETS - 100.0%	$4,983,076

The accompanying notes are an integral part of these schedules of investments.